Leases (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Schedule of future minimum rental payments for operating leases

(in thousands)
2026	$900
2027	1,233
2028	1,270
2029	1,308
2030	1,348
Thereafter	1,388
Total undiscounted lease payments	7,447
Less: imputed interest	(1,692)
Total lease liabilities	$5,755

(in thousands)
2026	$3,757
2027	3,863
2028	3,973
2029	4,085
2030	4,200
Thereafter	17,421
Total undiscounted lease payments	37,299
Less: imputed interest	(13,289)
Total lease liabilities	$24,010

Summary of operating leases

	Three Months Ended
(in thousands)	March 31, 2026	March 31, 2025
Operating lease expense	$476	$880
Variable lease expense	326	538
	$802	$1,418

	Three Months Ended
	March 31, 2026	March 31, 2025
Weighted-average discount rate	9.0%	9.7%
Weighted-average remaining lease term (years)	5.8	10.0

	Three Months Ended
(in thousands)	March 31, 2026	March 31, 2025
Sublease rental income	$356	$367

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Operating lease cost	$3,419	$3,505
Variable lease cost	2,103	2,127
	$5,522	$5,632

	Year Ended
	December 31, 2025	December 31, 2024
Weighted-average discount rate	9.7%	9.7%
Weighted-average remaining lease term (years)	9.3	10.2

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Sublease rental income	$1,467	$987